THE BERWYN FUNDS
Berwyn Fund
Berwyn Income Fund
Berwyn Cornerstone Fund
_________________________________________________________________________________________________________________________________________________________________

Shareholder Services	www.theberwynfunds.com
(800) 992-6757

FILED VIA EDGAR

March 2, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Berwyn Funds
File Nos. 811-04963 and 33-14604

Ladies and Gentlemen:

On behalf of The Berwyn Funds (the “Trust”), attached for filing is Post-Effective Amendment No. 28 (the “Amendment”) to the Trust’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 60 days after filing pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.

Please contact the undersigned at (513) 587-3406 with questions or comments concerning this filing.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary

____________________________________________________________________________________________________________________________________________________________________
 Distributed by Ultimus Fund Distributors, LLC                          P.O. Box 46707                         Cincinnati, Ohio 45246                    1-800-992-6757